RELATED PARTY TRANSACTIONS AND BALANCES - Transactions with related parties (Details)			12 Months Ended
	Oct. 01, 2017 CNY (¥)	Oct. 01, 2017 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
EJAM Group
Related Party Transaction [Line Items]
Transactions with related parties			$ 120,284	$ 489,249
Monthly rental fee	¥ 29,334,945	$ 40,000
Service fees charged by related parties | Horgos Meitui
Related Party Transaction [Line Items]
Transactions with related parties			$ 8,530